Parent company accounts - Statement of changes in equity - GBP (£) £ in Millions	Total		Called up share capital and share premium [1]	Other equity instruments [1]	Other reserves [2]	Retained earnings	Barclays Bank PLC	Barclays Bank PLC Called up share capital and share premium [3]	Barclays Bank PLC Other equity instruments	[3]	Barclays Bank PLC Other reserves [5]	Barclays Bank PLC Retained earnings
Beginning balance, equity at Dec. 31, 2019	£ 50,615		£ 2,348	£ 8,323	£ 3,235	£ 36,709	£ 46,425	£ 2,348	£ 11,089	[4]	£ 678	£ 32,310
Profit after tax	2,451			677		1,774	2,134		829	[4]		1,305
Currency translation movements	(647)	[6]			(647)		(519)				(519)
Fair value through other comprehensive income reserve	383				383		389				389
Cash flow hedges	793				793		788				788
Retirement benefit remeasurement	(108)					(108)	(113)					(113)
Own credit reserve	(581)				(581)		(560)				(560)
Other	3					3	2					2
Total comprehensive income for the year	2,294			677	(52)	1,669	2,121		829	[4]	98	1,194
Issue and redemption of other equity instruments	245			298		(53)	2,186		2,239	[4]		(53)
Other equity instruments coupons paid	(677)			(677)			(829)		(829)	[4]
Employee share schemes	349					349	349					349
Vesting of Barclays PLC shares under share-based payment schemes	(300)					(300)	(300)					(300)
Dividends paid on ordinary shares	(263)					(263)	(263)					(263)
Dividends paid on preference shares and other shareholders' equity	(42)					(42)	(42)					(42)
Capital contribution from Barclays Plc	1,500					1,500	1,500					1,500
Other reserve movements	(11)					(11)	(4)					(4)
Ending balance, equity at Dec. 31, 2020	53,710		2,348	8,621	3,183	39,558	51,143	2,348	13,328	[4],[7]	776	34,691
Profit after tax	4,758			631		4,127	3,606		795	[7]		2,811
Currency translation movements	(155)	[6]			(155)		128				128
Fair value through other comprehensive income reserve	(362)				(362)		(363)				(363)
Cash flow hedges	(1,799)				(1,799)		(1,815)				(1,815)
Retirement benefit remeasurement	644					644	612					612
Own credit reserve	(13)				(13)		31				31
Other	0						0
Total comprehensive income for the year	3,073			631	(2,329)	4,771	2,199		795	[7]	(2,019)	3,423
Issue and redemption of other equity instruments	1,075			1,072		3	1,075		1,072	[7]		3
Other equity instruments coupons paid	(631)			(631)			(795)		(795)	[7]
Employee share schemes	436					436	418					418
Vesting of Barclays PLC shares under share-based payment schemes	(356)					(356)	(356)					(356)
Dividends paid on ordinary shares	(794)					(794)	(794)					(794)
Dividends paid on preference shares and other shareholders' equity	(27)					(27)	(27)					(27)
Capital contribution from Barclays Plc	0
Other reserve movements	1				7	(6)	(1)				7	(8)
Ending balance, equity at Dec. 31, 2021	£ 56,487		£ 2,348	£ 9,693	£ 861	£ 43,585	£ 52,862	£ 2,348	£ 14,400	[7]	£ (1,236)	£ 37,350

[1]	For further details refer to Note 27.
[2]	For further details refer to Note 28.
[3]	For further details refer to Note 27 in the Barclays Bank PLC Annual Report 2021.
[4]	Other equity instruments includes AT1 securities issued by Barclays Bank PLC and borrowings of $6bn from a wholly-owned, indirect subsidiary of Barclays Bank PLC. The borrowings have been recorded as equity since, under their terms, interest payments are non cumulative and discretionary whilst repayment of principal is perpetually deferrable by Barclays Bank PLC. Should Barclays Bank PLC make a discretionary dividend payment on its ordinary shares in the six months preceding the date of an interest payment, it will be obliged to make that interest payment. In 2020, interest paid on these borrowings was £152m.
[5]	For further details refer to Note 28 in the Barclays Bank PLC Annual Report 2021.
[6]	Includes £28m loss (2020: £8m loss; 2019: £15m profit) on recycling of currency translation differences.
[7]	Other equity instruments includes AT1 securities issued by Barclays Bank PLC and borrowings of $6bn from a wholly-owned, indirect subsidiary of Barclays Bank PLC. The borrowings have been recorded as equity since, under their terms, interest payments are non cumulative and discretionary whilst repayment of principal is perpetually deferrable by Barclays Bank PLC. Should Barclays Bank PLC make a discretionary dividend payment on its ordinary shares in the six months preceding the date of an interest payment, it will be obliged to make that interest payment. In 2021, interest paid on these borrowings was £164m.